Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-current Other Non-financial Assets	$ 304,343	$ 765,683
Other Non-financial Assets	12,220,611	2,777,364
Dividends receivable from associated companies
Statement [Line Items]
Other Non-financial Assets	2,924,543	0
Tax Credits
Statement [Line Items]
Non-current Other Non-financial Assets	142,950	1,308
Other Non-financial Assets	3,365,008	737,497
Prepayments to Vendors
Statement [Line Items]
Non-current Other Non-financial Assets	4,511	14,048
Income Tax Credits
Statement [Line Items]
Non-current Other Non-financial Assets	156,882	750,327
Prepayment Insurance
Statement [Line Items]
Other Non-financial Assets	526,092	1,015,276
Upfront Payments of Inventories purchases
Statement [Line Items]
Other Non-financial Assets	4,757,055	785,171
Others
Statement [Line Items]
Other Non-financial Assets	$ 647,913	$ 239,420